Notes on the Consolidated Statements of Operations and Comprehensive Loss / Income - Options, Expiry Dates / Exercise Prices / Exercisable of Spark Networks 2018 VSOP (Details) - Spark Networks SE - 2017 Virtual stock option plan following merger
	Dec. 31, 2018 EUR (€) Share	Dec. 31, 2017 EUR (€) Share	Dec. 31, 2016 EUR (€) Share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | €	€ 11.96	€ 10.62	€ 0.00
Number of options | Share	1,293,070	908,608	0
Options exercisable (in euros per share) | €	€ 10.62	€ 0.00
Number of options exercisable | Share	297,474	0
December 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | €	€ 10.62	€ 10.62
Number of options | Share	840,044	908,608
April 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | €	€ 14.63	€ 0.00
Number of options | Share	433,026	0
June 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | €	€ 11.51	€ 0.00
Number of options | Share	10,000	0
January 2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | €	€ 9.38	€ 0.00
Number of options | Share	10,000	0